SUPPLEMENT DATED SEPTEMBER 30, 2013 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors LatAm Aggregate Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust approved a change to the Fund’s name and investment objective. Effective on or about December 10, 2013, the Fund’s name will change from Market Vectors LatAm Aggregate Bond ETF to Market Vectors Emerging Markets Aggregate Bond ETF, and its investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of The BofA Merrill Lynch Broad Latin America Bond Index will change to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (the “Index”). The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros or local currencies of an emerging market country. As of September 19, 2013, Emerging Markets countries represented in the Index include Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Bosnia and Herzegovina, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Georgia, Ghana, Guatemala, Honduras, Hong Kong, Hungary, India, Indonesia, Iraq, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Malawi, Mexico, Mongolia, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, El Salvador, Saudi Arabia, Senegal, Serbia, Sri Lanka, South Africa, Tanzania, Thailand, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. The Index includes both investment grade and below investment grade rated securities.

The Fund’s 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 30, 2013 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors LatAm Aggregate Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust approved a change to the Fund’s name and investment objective. Effective on or about December 10, 2013, the Fund’s name will change from Market Vectors LatAm Aggregate Bond ETF to Market Vectors Emerging Markets Aggregate Bond ETF, and its investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of The BofA Merrill Lynch Broad Latin America Bond Index will change to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (the “Index”). The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros or local currencies of an emerging market country. As of September 19, 2013, Emerging Markets countries represented in the Index include Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Bosnia and Herzegovina, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Georgia, Ghana, Guatemala, Honduras, Hong Kong, Hungary, India, Indonesia, Iraq, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Malawi, Mexico, Mongolia, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, El Salvador, Saudi Arabia, Senegal, Serbia, Sri Lanka, South Africa, Tanzania, Thailand, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. The Index includes both investment grade and below investment grade rated securities.

The Fund’s 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 30, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors LatAm Aggregate Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust approved a change to the Fund’s name and investment objective. Effective on or about December 10, 2013, the Fund’s name will change from Market Vectors LatAm Aggregate Bond ETF to Market Vectors Emerging Markets Aggregate Bond ETF, and its investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of The BofA Merrill Lynch Broad Latin America Bond Index will change to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (the “Index”). The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros or local currencies of an emerging market country. As of September 19, 2013, Emerging Markets countries represented in the Index include Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Barbados, Belarus, Belize, Bolivia, Bosnia and Herzegovina, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Côte d’Ivoire, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Georgia, Ghana, Guatemala, Honduras, Hong Kong, Hungary, India, Indonesia, Iraq, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Malawi, Mexico, Mongolia, Morocco, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, El Salvador, Saudi Arabia, Senegal, Serbia, Sri Lanka, South Africa, Tanzania, Thailand, Tunisia, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia. The Index includes both investment grade and below investment grade rated securities.

The Fund’s 80% policy is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

Please retain this supplement for future reference.